Acquisition of ACT Group	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Acquisition of ACT Group
33	Acquisition of ACT Group
See accounting policy in note 36(A)(i)-(iii).

A.	Consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

$
Cash	9,041,776
Deferred consideration (note 20)	958,224
Equity instruments (19,891,910 ordinary shares)	39,783,820

Total consideration transferred	49,783,820

Net cash outflow arising on acquisition:
Cash consideration	9,041,776
Less: cash and cash equivalent balances acquired (note 33(C))	5,623,061

Total net cash outflow arising on acquisition	3,418,715

Equity	instruments issued
The fair value of the ordinary shares issued was based on the listed share price of the Company at December 30, 2022 of $2 per share.

B.	Acquisition-related costs
The Group incurred acquisition-related costs of $1,191,858 on legal fees and due diligence costs. These costs have been included in ‘administrative and other operating expenses’.

C.	Identifiable assets acquired and liabilities assumed
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition.

$
Property, plant and equipment (note 11)	5,649,182
Intangible assets (note 12)	13,826,389
Interests in associates (note 14)	788,472
Deferred tax assets	235,879
Inventories	1,294,959
Trade receivables	2,594,976
Deposits, prepayments and other receivables	2,013,985
Cash and cash equivalents (note 33(A))	5,623,061
Trade payables	(857,537)
Accrued expenses and other current liabilities	(2,763,480)
Contract liabilities (note 21)	(416,307)
Lease liabilities	(2,379,687)
Tax liabilities	(5,713)
Deferred tax liabilities	(2,913,666)
Other non-current liabilities	(223,207)

Total identifiable net assets acquired	22,467,306

Measurement	of fair values
The valuation technique used for measuring the fair value of material assets acquired was as follow.

Assets acquired Property, plant and equipment Intangible assets
Valuation technique
Cost technique:
The valuation model considers market prices for depreciated replacement cost when appropriate. Depreciated replacement cost reflects functional and economic obsolescence.

Multi-period excess earnings method
: The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the technology and customer relationships, by excluding any cash flows related to contributory assets.

If the acquisition had occurred on January 1, 2022, management estimates that the Group’s consolidated revenue would have been increased by $15,083,979, and consolidated loss for the year would have been increased by $64,938,749.

D.	Goodwill
Goodwill arising from the acquisition has been recognized as follows.

2022
$
Consideration transferred (note 33(A))	49,783,820
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics	6,483,762
Fair value of identifiable net assets (note 33(C))	(22,467,306)

Goodwill (note 13)	33,800,276

The goodwill is attributable mainl
y to the
skills and technical talent of ACT Group’s work force and the synergies expected to be achieved from integrating the company into the Group’s existing business. None of the goodwill recognized is expected to be deductible for tax purposes.